Provisions for liabilities and charges	6 Months Ended
Jun. 30, 2026
Provisions for liabilities and charges
Provisions for liabilities and charges

12. Provisions for liabilities and charges

				Financial
	Customer	Litigation and		commitments
	redress	other regulatory	Property	and guarantees	Other (1)	Total
	£m	£m	£m	£m	£m	£m
At 1 January 2026	282	64	73	58	142	619
Expected credit losses impairment charge	—	—	—	5	—	5
Currency translation and other movements	—	1	—	—	(1)	—
Acquisition of companies and businesses	8	—	7	—	4	19
Charge to income statement	6	12	5	—	244	267
Release to income statement	(23)	(3)	(7)	—	(44)	(77)
Provisions utilised	(92)	(1)	(7)	(1)	(60)	(161)
At 30 June 2026	181	73	71	62	285	672

(1)	Other materially comprises of provisions relating to restructuring costs, historical VAT matters and Bank of England levy.

Provisions are liabilities of uncertain timing or amount and are recognised when there is a present obligation as a result of a past event, the outflow of economic benefit is probable and the outflow can be estimated reliably. Any difference between the final outcome and the amounts provided will affect the reported results in the period when the matter is resolved.